Equity	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Equity

Note 12—Equity

On April 2, 2015, the Company entered into exchange agreements with the holders of all of the warrants issued in connection with the convertible notes offering in April 2014. As of March 31, 2015, the warrants were carried as derivative liabilities. On April 16, 2015, the exchange transaction was completed, with the Company issuing 73,747 shares of common stock (the “Exchange Shares”) in exchange for the return and cancellation of all of the warrants exercisable for up to an aggregate 81,942 shares of the common stock. The Exchange Shares were subject to a lock-up agreement that prohibited any sale or transfer (subject to certain limited exceptions) of the Exchange Shares until the earlier of June 1, 2015 or the first date that the weighted average price of the common stock equaled or exceeded $0.30 (as adjusted for any stock split, stock dividend, stock combination, reclassification or similar transaction occurring after the closing of the exchange transaction) for each of ten (10) consecutive trading days. The value of the Exchange Shares issued on the date of the exchange was $885,000. Prior to the exchange, we marked the warrants to market and recorded an additional loss on adjustment of derivative liabilities to reflect the market value of the warrants as of the date of the exchange. The $279,000 difference between the market value of the shares issued, valued at the closing market price on April 2, 2015, and the value of the warrants was recorded as a loss on exchange of warrants, represented in other expense on the consolidated statement of operations.

In May 2015, we issued 108,000 shares of common stock to 30 accredited investors and received gross proceeds of $810,000 in cash. We paid placement fees and legal costs of $70,000 in cash, and we issued warrants to purchase 5,514 shares of the Company at an exercise price of $12.50 per share to the placement agent. The warrants expire in May 2020.

In December 2015, we issued 312,500 units to 11 accredited investors and received gross proceeds of $2,500,000 in cash. Each unit consisted of two shares of common stock and one five year warrant to purchase one share of common stock at an exercise price of $5.00 per share. If the Company issues additional shares of common stock at a price per share less than $4.00, the investors have certain rights to receive additional shares of common stock and to have their warrant exercise price reduced. This right terminates at the earlier of six months from the December 31, 2015 issuance date or 30 days after the effectiveness of a registration statement for the resale of all common stock issued and underlying the warrants issued in the December 2015 offering. We paid placement fees and legal costs of $115,000 in cash for this transaction.

We evaluated the warrants issued with the price reset right provisions and determined that the warrants should be recorded as a derivative liability. We recorded the fair value of the warrants issued as a derivative liability with a corresponding decrease in additional paid in capital. The warrants were valued using the Black-Scholes option pricing model at $1,115,000 on the issuance date and recorded as a derivative liability and a reduction in paid in capital. After the price reset provisions lapse, the fair value of the warrants, marked to market value on the date of the provision lapse, will be adjusted to additional paid in capital.

Reverse Stock Split

The board of directors of the Company approved the Reverse Stock Split, at a ratio of 1-for-50, effective as of the Effective Date. As a result of the Reverse Stock Split, the authorized preferred stock decreased to 1,000,000 shares and the authorized common stock decreased to 4,000,000 shares. Both the preferred stock and the common stock par value remained at $0.0001 per share. On September 3, 2015, as a result of the Company’s adoption of a new certificate of incorporation in conjunction with its conversion to a Delaware corporation, the authorized preferred shares increased to 50,000,000 shares and the authorized common shares increased to 200,000,000 shares.

On the Effective Date, the total number of shares of common stock held by each stockholder of the Company were converted automatically into the number of shares of common stock equal to: (i) the number of issued and outstanding shares of common stock held by each such stockholder immediately prior to the Reverse Stock Split divided by (ii) 50. The Company issued one whole share of the post-Reverse Stock Split common stock to any stockholder who otherwise would have received a fractional share as a result of the Reverse Stock Split, determined at the beneficial owner level by share certificate. As a result, no fractional shares were issued in connection with the Reverse Stock Split and no cash or other consideration will be paid in connection with any fractional shares that would otherwise have resulted from the Reverse Stock Split. The Reverse Stock Split also affected all outstanding options and warrants by dividing each option or warrant outstanding by 50, rounded up to the nearest option or warrant, and multiplying the exercise price by 50 for each option or warrant outstanding.

The number of shares of common stock outstanding immediately prior to the Reverse Stock Split was 123,193,755, and on the Effective Date, there were 2,463,919 shares of common stock outstanding. On July 15, 2015, the Company issued 241 additional shares of common stock to reflect the rounding up of fractional shares outstanding on the Effective Date. The number of shares underlying outstanding warrants and options immediately prior to the Reverse Stock Split was 16,951,674 and 15,423,051, respectively, and the number of shares underlying outstanding warrants and options after the Reverse Stock Split was 339,043 and 308,464, respectively. As a result of the Reverse Stock Split, the weighted average exercise price of the outstanding warrants increased from $0.36 per share to $17.81 per share and the weighted average exercise price of the outstanding options increased from $0.27 per share to $13.61 per share.